CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.42)	$ (0.22)	$ (0.72)	$ (0.70)	$ (1.11)	$ (1.63)
Earnings Per Share, Diluted	$ (0.42)	$ (0.22)	$ (0.72)	$ (0.70)	$ (1.11)	$ (1.63)
Weighted Average Number of Shares Outstanding, Basic	7,169,340	6,096,541	7,163,142	5,727,133	6,175,193	3,694,293
Weighted Average Number of Shares Outstanding, Diluted	7,169,340	6,096,541	7,163,142	5,727,133	6,175,193	3,694,293